Short-term Borrowings (Details Narrative) - Gravitics Inc [Member] - USD ($)	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ShortTermBorrowingsLineItems [Line Items]
Principal amount	$ 373,000	$ 337,000			$ 300,000
Cash advance						$ 300,000
Interest rate		4.15%
Related Party [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan	44,970		$ 15,000	$ 100,000
Chief Executive Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan	25,000
Short-term business loan	25,000
Outstanding balance	27,857
Principal amount	25,000
Accrued interest and penalties	2,857
Chief Marketing Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan	$ 19,970